Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2024 (Unaudited)

MUNICIPAL BONDS - 90.2%	Par	Value
Alabama - 1.9%
Black Belt Energy Gas District, 5.50%, 10/01/2054 (a)	$3,055,000	$3,365,630
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,440,944
Southeast Energy Authority A Cooperative District, 5.50%, 01/01/2053 (a)	5,730,000	6,190,622
		13,997,196

Alaska - 0.2%
CIVIC Ventures, 5.00%, 09/01/2033	1,750,000	1,756,773

Arizona - 0.6%
City of Glendale, AZ Water & Sewer Revenue, 5.00%, 07/01/2025	1,000,000	1,011,571
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026 (b)	1,300,000	1,303,692
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,932,486
		4,247,749

California - 17.2%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (c)	2,000,000	1,117,128
Alhambra Unified School District, 0.00%, 08/01/2037 (c)	11,000,000	7,097,004
Baldwin Park Unified School District, 0.00%, 08/01/2037 (c)	1,000,000	627,764
Belmont-Redwood Shores School District, 0.00%, 08/01/2039 (c)	4,000,000	2,309,734
California Educational Facilities Authority, 5.00%, 05/01/2049	5,000,000	6,238,569
California Health Facilities Financing Authority, 5.00%, 11/01/2047	5,335,000	6,434,226
California Municipal Finance Authority, 4.00%, 12/01/2026 (b)	1,235,000	1,207,145
Campbell Union School District
0.00%, 08/01/2038 (c)	4,700,000	2,933,691
0.00%, 08/01/2039 (c)	4,700,000	2,813,902
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	855,000	867,072
Coachella Valley Unified School District, 0.00%, 08/01/2043 (c)	1,015,000	485,100
El Rancho Unified School District, 0.00%, 08/01/2035 (c)	350,000	244,287
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,561,081
Gateway Unified School District, 0.00%, 08/01/2037 (c)	1,745,000	1,111,920
Hope Elementary School District
0.00%, 08/01/2036 (c)	500,000	337,180
0.00%, 08/01/2037 (c)	540,000	348,398
0.00%, 08/01/2038 (c)	550,000	339,181
0.00%, 08/01/2040 (c)	1,085,000	610,657
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,905,000	5,667,484
Lakeside Union School District
0.00%, 08/01/2037 (c)	4,000,000	2,567,913
0.00%, 08/01/2038 (c)	4,035,000	2,475,027
0.00%, 08/01/2039 (c)	4,375,000	2,563,337
Lemon Grove School District, 0.00%, 08/01/2039 (c)	940,000	549,168
Los Angeles County Public Works Financing Authority, 5.50%, 12/01/2049	7,000,000	8,175,782
Manhattan Beach Unified School District
0.00%, 09/01/2038 (c)	2,700,000	1,669,972
0.00%, 09/01/2040 (c)	2,085,000	1,178,010
0.00%, 09/01/2041 (c)	1,295,000	697,988
Millbrae School District, 0.00%, 07/01/2039 (c)	1,735,000	1,047,102
Mount San Antonio Community College District, 0.00%, 08/01/2043	1,505,000	1,516,829
Newport Mesa Unified School District
0.00%, 08/01/2037 (c)	100,000	65,653
0.00%, 08/01/2038 (c)	1,000,000	628,396
Oceanside Unified School District
0.00%, 08/01/2035 (c)	135,000	94,522
0.00%, 08/01/2036 (c)	370,000	248,086
0.00%, 08/01/2037 (c)	810,000	519,356
0.00%, 08/01/2039 (c)	435,000	254,502
Paramount Unified School District, 0.00%, 08/01/2037 (c)	630,000	403,943
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041 (c)	2,665,000	1,426,985
0.00%, 09/01/2042 (c)	1,940,000	982,878
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041 (c)	5,325,000	2,825,063
Poway Unified School District
0.00%, 08/01/2037 (c)	6,320,000	4,077,425
0.00%, 08/01/2038 (c)	6,445,000	3,973,005
0.00%, 08/01/2040 (c)	4,905,000	2,760,244
0.00%, 08/01/2046 (c)	12,165,000	4,880,017
Rowland Unified School District, 0.00%, 08/01/2041 (c)	5,145,000	2,820,345
San Bernardino City Unified School District, 0.00%, 08/01/2035 (c)	250,000	175,592
San Bernardino Community College District
0.00%, 08/01/2038 (c)	210,000	124,611
0.00%, 08/01/2044 (c)	12,485,000	5,651,335
San Diego Community College District
0.00%, 08/01/2039 (c)	8,525,000	5,074,609
0.00%, 08/01/2041 (c)	1,860,000	1,011,291
San Diego Unified School District
0.00%, 07/01/2037 (c)	595,000	388,669
0.00%, 07/01/2038 (c)	1,655,000	1,034,129
0.00%, 07/01/2040 (c)	7,760,000	4,431,584
0.00%, 07/01/2041 (c)	7,870,000	4,295,149
0.00%, 07/01/2041	3,270,000	3,393,064
0.00%, 07/01/2043 (c)	4,370,000	2,182,516
Santa Barbara Secondary High School District, 0.00%, 08/01/2040 (c)	6,365,000	3,510,325
		126,025,945

Colorado - 2.5%
City & County of Denver, CO Airport System Revenue
5.75%, 11/15/2036 (d)	6,325,000	7,648,933
5.75%, 11/15/2041 (d)	5,805,000	6,629,130
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	575,000	564,428
Colorado Bridge & Tunnel Enterprise, 5.00%, 12/01/2042	1,000,000	1,110,716
Colorado Health Facilities Authority, 5.00%, 01/01/2025	2,265,000	2,268,388
		18,221,595

Connecticut - 0.1%
State of Connecticut Special Tax Revenue, 5.00%, 01/01/2025	1,000,000	1,001,422

District of Columbia - 1.2%
District of Columbia, 5.50%, 07/01/2047	7,990,000	8,995,964

Florida - 4.9%
Bay County School Board
5.50%, 07/01/2041	1,315,000	1,471,488
5.50%, 07/01/2042	1,300,000	1,451,455
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	7,810,000	8,841,577
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,646,407
City of Venice, FL, 4.25%, 01/01/2030 (b)	850,000	853,025
County of Lee, FL Airport Revenue, 5.25%, 10/01/2042 (d)	1,500,000	1,655,303
County of Miami-Dade, FL
0.00%, 10/01/2040 (c)	5,000,000	2,632,215
0.00%, 10/01/2041 (c)	2,075,000	1,038,584
0.00%, 10/01/2042 (c)	1,660,000	790,132
0.00%, 10/01/2045 (c)	4,500,000	1,873,705
County of Sarasota, FL Utility System Revenue, 5.25%, 10/01/2047	2,500,000	2,779,969
Florida Development Finance Corp., 5.50%, 09/15/2025 (b)	385,000	382,382
Hillsborough County Aviation Authority, 5.50%, 10/01/2049 (d)	2,000,000	2,237,475
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,065,082
Tampa Bay Water
5.00%, 10/01/2042	1,000,000	1,128,505
5.00%, 10/01/2043	1,000,000	1,123,813
		35,971,117

Georgia - 0.9%
City of Atlanta, GA, 4.50%, 12/01/2029	2,455,000	2,455,000
City of Atlanta, GA Department of Aviation
5.25%, 07/01/2043 (d)	1,000,000	1,109,563
5.25%, 07/01/2044 (d)	2,000,000	2,212,211
City of Conyers, GA, 4.30%, 03/01/2031	1,185,000	1,117,772
		6,894,546

Hawaii - 1.0%
City & County Honolulu, HI Wastewater System Revenue
5.00%, 07/01/2037	2,750,000	3,167,455
5.00%, 07/01/2038	3,250,000	3,736,662
		6,904,117

Illinois - 3.7%
Chicago O'Hare International Airport
5.00%, 01/01/2025 (d)	2,960,000	2,962,726
5.00%, 01/01/2025	2,000,000	2,002,991
5.00%, 01/01/2043	2,000,000	2,200,541
5.50%, 01/01/2044 (d)	2,000,000	2,240,877
City of Joliet, IL, 5.50%, 12/15/2042	2,325,000	2,601,594
DuPage & Cook Counties Township High School District No. 86 Hinsdale, 5.00%, 01/15/2025	1,515,000	1,518,172
Illinois State Toll Highway Authority, 5.00%, 01/01/2025	1,510,000	1,512,122
Metropolitan Pier & Exposition Authority, 0.00%, 12/15/2036 (c)	6,500,000	4,133,841
Sales Tax Securitization Corp., 5.00%, 01/01/2025	3,400,000	3,404,973
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,169,239
		26,747,076

Indiana - 9.4%
Avon Community School Building Corp.
5.50%, 07/15/2040	1,180,000	1,362,380
5.50%, 07/15/2041	1,370,000	1,572,881
5.50%, 01/15/2043	2,795,000	3,174,327
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,575,000	2,869,840
Fishers Town Hall Building Corp.
5.50%, 07/15/2038	1,030,000	1,197,465
5.50%, 07/15/2039	700,000	813,827
5.50%, 07/15/2040	1,500,000	1,743,326
5.50%, 07/15/2043	2,000,000	2,309,911
Fort Wayne Redevelopment Authority, 5.00%, 12/15/2041	2,040,000	2,233,619
Franklin Township-Marion County Multiple School Building Corp.
5.00%, 07/15/2042	1,250,000	1,391,483
5.00%, 07/15/2043	1,250,000	1,383,672
Greater Clark Building Corp.
6.00%, 07/15/2038	6,050,000	7,178,157
6.00%, 01/15/2042	5,660,000	6,575,476
6.00%, 01/15/2043	1,135,000	1,336,191
Greater Clark County School Building Corp., 5.00%, 07/15/2041	1,280,000	1,421,910
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	8,750,000	10,172,106
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,250,000	1,416,420
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,805,000	2,053,540
Lebanon Middle School Building Corp., 5.00%, 01/15/2044	2,000,000	2,189,250
Noblesville High School Building Corp.
6.00%, 07/15/2038	390,000	469,720
6.00%, 07/15/2040	555,000	663,638
6.00%, 01/15/2043	1,125,000	1,328,076
Tippecanoe County School Building Corp., 6.00%, 01/15/2042	1,265,000	1,471,441
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,260,000	4,901,259
Wawasee High School Building Corp., 5.00%, 07/15/2042	6,865,000	7,571,531
		68,801,446

Iowa - 0.2%
Iowa Tobacco Settlement Authority, 4.00%, 06/01/2049	1,630,000	1,629,998

Kentucky - 1.4%
County of Trimble, KY, 1.30%, 09/01/2044 (a)(d)	3,500,000	3,228,081
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	425,000	423,111
Kentucky State Property & Building Commission
5.50%, 11/01/2041	1,225,000	1,412,188
5.50%, 11/01/2042	2,070,000	2,373,973
5.00%, 10/01/2043	2,750,000	3,061,432
		10,498,785

Maryland - 0.9%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,657,781

Michigan - 1.2%
Lansing Board of Water & Light, 5.00%, 07/01/2043	1,795,000	2,003,223
Michigan Finance Authority, 3.27%, 06/01/2039	6,100,000	5,745,960
State of Michigan, 5.00%, 12/01/2024	775,000	775,000
		8,524,183

Minnesota - 1.6%
Minneapolis-St Paul Metropolitan Airports Commission, 5.25%, 01/01/2042 (d)	10,000,000	10,985,865
State of Minnesota, 5.00%, 03/01/2025	1,000,000	1,004,826
		11,990,691

Missouri - 0.4%
Jackson County School District No. R-IV Blue Springs, 5.50%, 03/01/2044	2,335,000	2,702,887

Nebraska - 0.4%
Omaha Public Power District, 5.50%, 02/01/2049	2,500,000	2,835,833

Nevada - 0.4%
Las Vegas Valley Water District, 5.00%, 12/01/2024	970,000	970,000
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050 (d)	2,000,000	2,060,933
		3,030,933

New Hampshire - 0.4%
New Hampshire Business Finance Authority, 4.88%, 12/01/2033 (b)	3,220,000	3,225,991

New Jersey - 1.1%
New Jersey Economic Development Authority, 5.50%, 01/01/2027 (d)	300,000	300,413
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038 (c)	1,070,000	630,783
0.00%, 12/15/2039 (c)	5,000,000	2,860,063
0.00%, 12/15/2039 (c)	7,635,000	4,303,346
		8,094,605

New York - 5.0%
Build NYC Resource Corp.
4.00%, 06/15/2031 (b)	600,000	586,153
4.00%, 06/15/2041 (b)	1,350,000	1,207,720
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,763,715
5.50%, 05/01/2044	3,575,000	4,141,787
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	8,830,000	10,034,289
New York State Dormitory Authority
5.00%, 10/01/2047	4,235,000	5,120,251
5.00%, 10/01/2048	4,000,000	4,835,347
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2052	4,065,000	4,901,414
		36,590,676

North Carolina - 2.7%
County of Wake, NC, 5.00%, 03/01/2025	1,500,000	1,507,650
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,092,408
3.75%, 10/01/2028	585,000	586,690
4.25%, 10/01/2028	250,000	251,736
4.50%, 09/01/2029	600,000	601,320
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	6,000,000	7,006,849
5.00%, 02/01/2049	6,325,000	7,380,025
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,250,000	1,392,534
		19,819,212

North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,004,288

Ohio - 2.7%
County of Cuyahoga, OH Sales Tax Revenue, 4.00%, 01/01/2025	1,725,000	1,726,113
County of Franklin, OH, 5.00%, 11/01/2048	5,000,000	5,780,702
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	7,056,971
Cuyahoga Community College District, 5.00%, 12/01/2024	1,075,000	1,075,000
Franklin County Convention Facilities Authority
5.00%, 12/01/2024	940,000	940,000
5.00%, 12/01/2042	1,500,000	1,672,724
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 06/01/2025	1,515,000	1,530,393
		19,781,903

Oklahoma - 1.3%
Grand River Dam Authority, 5.00%, 06/01/2042	8,425,000	9,390,269

Oregon - 0.4%
Port of Portland, OR Airport Revenue, 5.25%, 07/01/2042 (d)	2,450,000	2,698,403

Pennsylvania - 3.5%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,856,143
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	2,365,000	2,645,660
Commonwealth of Pennsylvania, 5.00%, 01/01/2025	2,390,000	2,393,830
Pennsylvania Turnpike Commission
5.00%, 12/01/2024	1,245,000	1,245,000
5.00%, 12/01/2024	920,000	920,000
5.25%, 12/01/2041	1,000,000	1,132,698
5.25%, 12/01/2042	1,000,000	1,128,033
5.00%, 12/01/2043	2,750,000	3,087,987
5.00%, 12/01/2043	2,350,000	2,636,769
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,906,435
		25,952,555

Puerto Rico - 0.5%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043 (a)	608,471	376,492
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	2,182,033	2,132,937
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,391,512
		3,900,941

Rhode Island - 1.1%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,738,138
5.50%, 05/15/2047	4,000,000	4,424,644
		8,162,782

South Carolina - 1.1%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,407,489
South Island Public Service District, 5.25%, 04/01/2042	3,325,000	3,712,513
		8,120,002

Tennessee - 0.5%
Metropolitan Government of Nashville & Davidson County, 5.00%, 05/15/2042	1,500,000	1,690,396
Metropolitan Nashville Airport Authority, 5.50%, 07/01/2037 (d)	1,650,000	1,854,439
		3,544,835

Texas - 10.9%
Barbers Hill Independent School District
5.00%, 02/15/2041	1,000,000	1,129,943
5.00%, 02/15/2042	1,200,000	1,350,402
5.00%, 02/15/2043	1,450,000	1,625,024
Board of Regents of the University of Texas System, 5.00%, 08/15/2049	4,915,000	5,823,814
City of San Antonio, TX, 5.00%, 02/01/2025	6,730,000	6,751,348
City of San Antonio, TX Electric & Gas Systems Revenue
5.25%, 02/01/2042	3,015,000	3,399,734
5.50%, 02/01/2049	1,950,000	2,226,982
Colony Economic Development Corp., 7.25%, 10/01/2042	1,500,000	1,484,721
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	700,086
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2043	2,775,000	3,109,225
Dallas Fort Worth International Airport, 5.00%, 11/01/2041	5,000,000	5,621,428
Dallas Independent School District, 5.00%, 02/15/2025	1,215,000	1,219,816
Denton Independent School District, 4.00%, 08/15/2032	3,590,000	3,595,991
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,542,632
5.50%, 05/15/2048	3,000,000	3,334,699
North Texas Tollway Authority
5.00%, 01/01/2025	5,335,000	5,342,804
5.00%, 01/01/2025	5,160,000	5,167,167
0.00%, 01/01/2038 (c)	1,055,000	651,982
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (b)	3,000,000	2,672,365
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (b)	1,500,000	1,533,361
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	567,266
Prosper Independent School District, 5.00%, 02/15/2042	5,000,000	5,586,690
San Antonio Water System, 5.00%, 05/15/2043	3,500,000	3,906,781
State of Texas, 5.00%, 04/01/2025	940,000	946,144
Tomball Independent School District, 5.00%, 02/15/2042	1,000,000	1,117,338
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	5,095,326
		79,503,069

Utah - 1.4%
City of Salt Lake City, UT Airport Revenue, 5.25%, 07/01/2041 (d)	600,000	658,351
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,570,000	8,356,138
Wildflower Improvement Association, 6.63%, 03/01/2031 (b)	1,248,857	1,219,260
		10,233,749

Virginia - 0.7%
Commonwealth of Virginia, 5.00%, 06/01/2025	1,650,000	1,666,356
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,067,034
Virginia Commonwealth Transportation Board, 5.00%, 03/15/2025	1,075,000	1,081,025
		4,814,415

Washington - 5.5%
Benton County School District No. 400 Richland, 5.00%, 12/01/2024	820,000	820,000
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	11,913,669
Chelan County School District No. 246 Wenatchee, 5.00%, 12/01/2024	1,915,000	1,915,000
City of Everett, WA Water & Sewer Revenue, 5.00%, 12/01/2024	895,000	895,000
City of Seattle, WA
5.00%, 12/01/2024	1,305,000	1,305,000
5.00%, 12/01/2024	1,005,000	1,005,000
City of Spokane, WA Water & Wastewater Revenue, 5.00%, 12/01/2024	2,935,000	2,935,000
County of Snohomish, WA
5.00%, 12/01/2024	930,000	930,000
5.00%, 12/01/2024	660,000	660,000
King & Snohomish Counties School District No. 417 Northshore, 5.00%, 12/01/2042	5,000,000	5,628,629
King County School District No 411 Issaquah, 5.00%, 12/01/2024	1,870,000	1,870,000
Pierce & King Counties School District No. 417, 5.00%, 12/01/2024	500,000	500,000
Port of Seattle, WA, 5.25%, 07/01/2043 (d)	1,500,000	1,644,205
State of Washington
5.00%, 02/01/2025	1,540,000	1,544,808
5.00%, 02/01/2025	1,145,000	1,148,575
5.00%, 02/01/2025	950,000	952,966
5.00%, 06/01/2045	4,000,000	4,463,906
		40,131,758

Wisconsin - 0.9%
Public Finance Authority
5.50%, 12/15/2028 (b)	2,000,000	2,006,941
7.50%, 06/01/2029 (b)	2,000,000	1,969,260
5.00%, 07/15/2030 (b)	1,000,000	1,004,221
0.00%, 12/15/2034 (b)(c)	2,500,000	1,380,534
		6,360,956
TOTAL MUNICIPAL BONDS (Cost $637,950,688)		660,766,446

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.0%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (e)	40,694,065	1,776,296
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033 (a)(e)	44,917,910	717,339
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (a)(b)(e)	10,431,791	779,255
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036 (a)(b)(e)	14,901,407	2,010,200
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (e)	34,200,019	4,287,998
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040 (a)(b)(e)	38,217,951	4,332,387
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038 (a)(b)(e)	19,070,372	2,645,061
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038 (a)(b)(e)	49,745,597	5,430,727
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (b)(e)	90,240,047	4,492,149
Series 2021-ML12, Class XUS, 1.30%, 07/25/2041 (a)(b)(e)	24,556,372	2,283,743
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036 (a)(e)	81,871,697	4,358,030
Series 2022-ML13, Class XUS, 0.98%, 09/25/2036 (e)	52,623,589	3,490,523
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $40,786,160)		36,603,708

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%	Par	Value
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (e)	48,006,655	2,200,145
Series 2021-3, Class X, 0.79%, 08/20/2036 (e)	25,062,587	1,212,027
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036 (e)	66,640,004	3,006,131
Series 2023-2, Class X, 0.81%, 01/20/2038 (a)(e)	59,106,472	3,219,529
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (a)(e)	64,807,678	2,710,905
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $13,282,955)		12,348,737

CORPORATE BONDS - 0.4%	Par	Value
Real Estate Management & Development - 0.4%
MMH Master LLC, 6.38%, 02/01/2034 (b)	2,897,000	3,034,623
TOTAL CORPORATE BONDS (Cost $2,903,293)		3,034,623

SHORT-TERM INVESTMENTS - 2.6%		Value
Money Market Funds - 2.6%	Shares
First American Government Obligations Fund - Class X, 4.56% (f)	19,418,105	19,418,105
TOTAL SHORT-TERM INVESTMENTS (Cost $19,418,105)		19,418,105

TOTAL INVESTMENTS - 99.9% (Cost $714,341,201)		732,171,619
Other Assets in Excess of Liabilities - 0.1%		603,419
TOTAL NET ASSETS - 100.0%		$732,775,038
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $45,560,195 or 6.2% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2024, the total value of securities subject to the AMT was $50,126,908 or 6.7% of net assets.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2024:

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments (Continued)
November 30, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$660,766,446	$–	$660,766,446
Agency Commercial Mortgage Backed Securities	–	36,603,708	–	36,603,708
Non-Agency Commercial Mortgage Backed Securities	–	12,348,737	–	12,348,737
Corporate Bonds	–	3,034,623	–	3,034,623
Money Market Funds	19,418,105	–	–	19,418,105
Total Investments	$19,418,105	$712,753,514	$–	$732,171,619

Refer to the Schedule of Investments for further disaggregation of investment categories.